Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity File Number	001-38145
Document Type	20-F/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE Fury Gold Mines Limited (the "Company") is filing this Amendment No. 1 (the "Amendment No. 1") to the Annual Report on Form 20-F for the fiscal year ended December 31, 2024 originally filed with the Securities and Exchange Commission (the "SEC") on April 1, 2025 (the "Original 2024 Form 20-F") to (i) provide additional information regarding its mineral properties under Item 4 of this Amendment No. 1, and (ii) to update the disclosure provided in the Company's technical report summaries for the Company's Eau Claire Property and Committee Bay Property, each as revised and filed as Exhibit 15.2 and 15.8 to this Amendment No. 1. Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information set forth in the Original 2024 Form 20-F, and the Company has not updated disclosures included therein to reflect any events that occurred subsequent to April 1, 2025. This Amendment No. 1 consists solely of the preceding cover page, this explanatory note, the updated Item 4, the signature page, the updated certifications from the Company's principal executive officer and principal financial officer as exhibits 12.1 and 12.2 required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, and the restated exhibits 15.2 and 15.8 and related consents of qualified persons.
Document Period End Date	Dec. 31, 2024
Document Registration Statement	false
Entity Registrant Name	Fury Gold Mines Limited
Entity Central Index Key	0001514597
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	A1
Entity Filer Category	Non-accelerated Filer
Trading Symbol	FURY
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NYSE
Entity Address, Address Line One	401 Bay Street, 16th Floor
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 2Y4
Entity Interactive Data Current	Yes
Entity Address, City or Town	Toronto
Document Shell Company Report	false
Document Transition Report	false
Entity Common Stock, Shares Outstanding	151,556,273
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	401 Bay Street, 16th Floor
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 2Y4
Contact Personnel Name	Phil van Staden
City Area Code	647
Local Phone Number	673-7664
Entity Address, City or Town	Toronto
Contact Personnel Email Address	phil.vanstaden@furygoldmines.com